NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
NET REVENUES
Net revenues	$ 56,486,179	¥ 350,157,824	¥ 384,668,378	¥ 366,675,495
Testing services
NET REVENUES
Net revenues		319,055,019	358,837,352	335,790,689
Test preparation and training solutions
NET REVENUES
Net revenues		5,710,827	5,949,183	11,343,066
Other revenue
NET REVENUES
Net revenues		25,391,978	19,881,843	19,541,740
Test-based education services
NET REVENUES
Net revenues		273,187	3,309,944	6,778,429
Product sales
NET REVENUES
Net revenues		¥ 1,252,673	¥ 569,579	¥ 1,095,370